Note 4 - CardioNova Research Agreement	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

4.     CardioNova Research Agreement

In October 2011, we entered into two definitive agreements with OOO CardioNova, a wholly-owned subsidiary of Maxwell Biotech Group, a Russian biotech fund, covering our AHRO-001 compound. The agreements cover a territory represented by the Russian Federation, the Ukraine and various countries in central Asia (the “Territory”).

Under the Licensing Agreement, OOO CardioNova (“CardioNova”) became an equity investor in our Company in exchange for the funding of Phase 1 and 2 human clinical trials conducted by a Clinical Research Organization (“CRO”) located in Russia. Pursuant to the agreement, a Joint Steering Committee was established between both entities and determined final clinical protocols and research budget of $3.8 million. Pursuant to the agreement, common stock equal to 10%, 20%, 40%, and 30% of the research budget of $3.8 million will be issued to CardioNova upon achievement of four milestones of the research and testing. The shares to be issued will be determined based upon a 20 day average price prior to issuance up to $9.70/share.

For accounting purposes, the costs to be incurred in connection with this agreement are considered compensatory and are recognized as a Research and Development expense. Recognition of these costs as expense will generally occur when certain development projects are commenced and performance milestones become probable of achievement and are deemed earned.

During 2012, we reviewed the clinical development milestones as to their probability of achievement and, if probable, the estimated percentage of completion of the milestone. As of December 31, 2012, we determined that none of the milestones had a probable likelihood of achievement and therefore we recorded no estimated expense during 2012.

During 2013, several clinical development milestones were considered probable or were achieved. Upon acceptance of the development plan which occurred on April 25, 2013, 39,175 shares of common stock (10% of the research budget) were be issued to CardioNova at a 20-day weighted average prior to signature of the initial term sheet, or $9.70 per share. On April 29, 2013 the Russian Ministry of Healthcare approved the protocol submitted on January 22, 2013, upon which the Joint Steering Committee had based the Phase 1 protocol. Accordingly, 160,541 shares of our common stock were issued at the weighted 20-day average of $4.73, representing 20% of the approved budget. As of December 31, 2013, the Company had issued 199,716 shares of its common stock representing 30% of the research budget.

Significant judgment is required in assessing when a performance milestone is probable of achievement and estimating the timing of when the performance of these milestones will be completed. These determinations are based on discussion between the Company and CardioNova personnel that address qualitative and quantitative factors, including, but not limited to, overall complexity associated with the assessment, stage of the clinical trial, progress made to date, results of testing, and consideration of the nature of the work remaining in the trial(s). We have completed the evaluation of the performance of the two remaining milestones as of December 31, 2013. The milestones specify that additional common stock issuances of 40% and 30% of the approved budget shall be issued upon the announcement of Phase 1 results and announcement of Phase 2 results, respectively. Each tranche will be priced at the lower of the weighted 20-day average immediately prior to each issuance event, or $9.70 per share, whichever is lower. Our review of the progress by CardioNova on the milestone relating to Phase 1 work was estimated at approximately 80% completed and we determined that the achievement of the milestone was probable. As a result, we accrued $1,170,712 based upon the December 31, 2013 fair value of the estimated shares of common stock issuable at the end of fiscal year 2013 and was recorded as part of Research and Development – Related Party in the 2013 Statement of Operations. A corresponding liability for the estimate of the fair value of the shares to be issued is shown as a contingent liability in our consolidated balance sheets as of December 31, 2013. The remaining value will be recognized as Research and Development expense in future periods based on actual progress toward this milestone and any variation of the actual total value of common stock issued or issuable upon future valuation measurement dates or upon completion of the milestone when compared to this periodic estimate will be expensed or credited to our statement of operations.

As of December 31, 2013, the final milestone relating to the Phase 2 clinical trial calling for additional issuance of our common stock is currently not yet believed to be probable of achievement and no estimated liability or expense has been recorded.

If CardioNova successfully develops and commercializes AHRO-001 in the Territory, we will be entitled to receive a quarterly royalty, based on net sales during the period using an escalating scale. The royalty agreement shall remain in force for the period in which intellectual property rights for AHRO-001 are in full force and effect in the Territory. As of December 31, 2013, no royalty has been recorded as AHRO-001 has not been successfully developed and commercialized.

Under the Securities Purchase Agreement, CardioNova purchased 27,526 shares of our common stock for a cash purchase price of $9.70 per share, which took place in two installments. The first installment, which took place on December 22, 2011, was for the issuance of 15,464 shares upon receipt of $150,000 as specified in the Licensing Agreement. The 2nd installment of 12,062 shares took place on June 14, 2013 upon delivery of final clinical product to be used in Phase 1 clinical trials for proceeds of $117,000.